CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS (Details) - USD ($)	Apr. 01, 2024	Mar. 31, 2024
Customers transactions and credit balances
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve		$ 19,296,856
Cash on deposit in the reserve account		19,200,000
Cash on deposit in the reserve account less than the amount required		96,856
Amount deposited to reserve account in accordance with the rule	$ 600,000
Cash on deposit in the reserve account in excess of the amount required	$ 504,026
Broker-dealer transactions and credit balances
CASH SEGREGATED IN ACCORDANCE WITH FEDERAL REGULATIONS
Calculated required reserve		100,000
Cash on deposit in the reserve account		200,000
Cash on deposit in the reserve account less than the amount required		$ 100,000